AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 2001

                                                             File No. 333-00641
                                                             File No. 811-07527
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                         POST-EFFECTIVE AMENDMENT NO. 20

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940 /X/
                                AMENDMENT NO. 21

                                    TIP FUNDS

               (Exact Name of Registrant as Specified in Charter)
                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 251-0268

                     (Name and Address of Agent for Service)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

                           JAMES W. JENNINGS, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

      Title of Securities Being Registered...Units of Beneficial Interest.
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It is proposed that this filing become effective (check appropriate box):
___     immediately upon filing pursuant to paragraph (b)
___     on September 17, 2001pursuant to paragraph (a) of Rule 485
 X      on September 24, 2001 pursuant to paragraph (b) (1)(iii) of Rule 485
___     75 days after filing pursuant to paragraph (a)(2)

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



The Trust's Prospectus relating to the Turner Midcap Growth Fund, Turner Small Cap Growth Fund, Turner Micro Cap Growth Fund, Turner Large Cap Value Fund, Turner Midcap Value Fund, Turner Small Cap Value Fund, Turner Technology Fund, Turner Top 20 Fund, Turner Global Top 40 Fund, Turner New Enterprise Fund, Turner Future Financial Services Fund, Turner New Energy & Power Technology Fund, Turner Healthcare & Biotechnology Fund, Turner Tax Managed U.S. Equity Fund, Turner Core High Quality Fixed Income Fund, Turner Ultra Short Duration Fixed Income Fund and Turner Short Duration Fixed Income Fund is hereby incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001135428-01-500102) on July 11, 2001.

The Trust's Statement of Additional Information relating to the Turner Midcap Growth Fund, Turner Small Cap Growth Fund, Turner Micro Cap Growth Fund, Turner Large Cap Value Fund, Turner Midcap Value Fund, Turner Small Cap Value Fund, Turner Technology Fund, Turner Top 20 Fund, Turner Global Top 40 Fund, Turner New Enterprise Fund, Turner Future Financial Services Fund, Turner New Energy & Power Technology Fund, Turner Healthcare & Biotechnology Fund, Turner Tax Managed U.S. Equity Fund, Turner Core High Quality Fixed Income Fund, Turner Ultra Short Duration Fixed Income Fund and Turner Short Duration Fixed Income Fund is hereby incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001135428-01-500102) on July 11, 2001.

The Trust's Part C is hereby incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001135428-01-500102) on July 11, 2001.

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



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirement for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of September, 2001.

                                    TIP FUNDS

                                    By: /s/ Stephen J. Kneeley
                                    Stephen J. Kneeley
                                    President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the dates indicated.


                  *               Trustee                   September 14, 2001
---------------------------
Robert E. Turner

                  *               Trustee                    September 14, 2001
---------------------------
Michael E. Jones

                  *               Trustee                    September 14, 2001
---------------------------
Janet F. Sansone

                  *               Trustee                    September 14, 2001
---------------------------
Alfred C. Salvato

                  *               Trustee                    September 14, 2001
---------------------------
John T. Wholihan

/s/ Stephen J. Kneeley            President and Chief        September 14, 2001
---------------------------
Stephen J. Kneeley                Executive Officer

/s/ Peter Golden                  Controller and             September 14, 2001
----------------------------
Peter Golden                      Chief Financial
                                  Officer

By: /s/ Stephen J. Kneeley                                   September 14, 2001
    ----------------------
    Stephen J. Kneeley
    Attorney-in-Fact


                                      C-3